RIGHT-OF-USE ASSETS AND LEASE LIABILITY - Disclosure of minimum lease payments for the lease liabilities (Details) - CAD ($)	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	$ 99,346
Less: Interest expense on lease liabilities	(13,000)
Total present value of minimum lease payments	86,346	$ 124,840	$ 0
2022 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	48,943
2023 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments for lease liabilities	$ 50,403